Commitments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Commitments Text Block Abstract
Schedule of Commitments
	December 31, 2021	June 30, 2022
	RMB’000	RMB’000
		(Unaudited)
Intangible assets	5,000	6,300
Music education equipment	6,091	—
	11,091	6,300